Operating Leases	12 Months Ended
Jun. 30, 2019
Leases [Abstract]
Operating Leases
Note 12.  Operating Leases
The Company leases certain property under operating leases that expire at various dates. Future rental commitments applicable to the operating leases at June 30, 2019 are as follows:

Year Ending June 30,
($000)
2020	$23,000
2021	17,700
2022	14,300
2023	11,200
2024	9,700
Thereafter	44,000

Rent expense was approximately $20.0 million, $17.0 million, and $14.7 million for the fiscal years ended June 30, 2019, 2018 and 2017, respectively.